Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss for the period	$ (2,985,020)	$ (123,695)	$ (467,058)	$ (88,196)
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation	43,039		188,934
Stock-based compensation, related party	144,305		22,500
Changes in operating assets and liabilities
Accounts receivable, related party	500,000		(500,000)
Prepaid expense	(45,181)		(30,000)
Prepaid expense, related party	20,000		(35,000)
Deferred service costs	(597,175)		(21)
Accrued interest receivable, related party	(11,010)		(789)
Accounts payable and accrued expenses	141,315		82,290	44,863
Accounts payable and accrued expenses, related party	(1,096)	(38,873)	51,616
Accrued interest on notes payable	47,912	21,529	35,004	15,513
Net cash (used in) operating activities	(2,742,911)	(141,039)	(652,524)	(27,820)
Investing activities
Repayment of loan issued to related party	100,000
Loan issued to related party	(1,250,000)		(99,963)
Investment in related party			(37)
Net cash (used in) investing activities	(1,150,000)		(100,000)
Financing activities
Proceeds from issuance of convertible notes payable		280,000	355,000	70,000
Proceeds from issuance of loans payable	400,000
Repayment of loans payable	(400,000)
Proceeds from share issuance	5,468,195		560,000
Less share issue cost	(235,206)		(3,533)
Net cash provided by financing activities	5,232,989	280,000	911,467	70,000
Net changes in cash and cash equivalents	1,340,078	138,961	158,943	42,180
Cash and cash equivalents at beginning of the period	214,993	56,050	56,050	13,870
Cash and cash equivalents at end of the period	1,555,071	195,011	214,993	56,050
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid in interest	7,989
Cash paid for income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH OPERATING ACTIVITIES
Stock-based compensation			188,934
Stock-based compensation, related party			$ 22,500